Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 2,222	$ 3,087
Net change in total valuation allowance	(865)	$ 134	$ (656)
Major foreign subsidiaries NOL	946
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	$ 63,429
Effective income tax rate	25.00%	26.50%	26.50%
Undistributed earnings of foreign subsidiaries	$ 12,850
Corporate statutory tax rate on 2018 and thereafter	23.00%
Corporate statutory tax rate on 2017	24.00%
Beneficiating Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	$ 2,829
Contingent income tax liabilities, Dividend distribution	707
Approved Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	18,606
Contingent income tax liabilities, Dividend distribution	4,651
Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Net change in total valuation allowance		$ (174)
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	$ 17,819